Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employee severance indemnity	€ 5,677	€ 4,936
Jubilee benefits	228	213
Other post-employment plans	1,228	979
Long term incentive plan		169
Stock grant plan	280	1,353
Other share-based compensation		665
Total employee benefits	€ 7,413	€ 8,315